IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 308,446	$ 280,087
Outstanding credit exposures	1,053,200
Outstanding credit exposures increased from prior year	$ 114,800
Outstanding credit exposures increased as percent from prior year	12.00%
Canada [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 550,500
United States [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	456,100
Other Jurisdications [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 46,600
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%